Operating Segment and Revenue Information - Geographic Information (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of geographical areas [line items]
Revenue from contracts with customers	¥ 3,291,188	¥ 2,097,224	¥ 1,770,531
Non-current assets	9,643,726	10,377,150
Japan
Disclosure of geographical areas [line items]
Revenue from contracts with customers	592,786	571,016	580,349
Non-current assets	385,709	400,342
United States
Disclosure of geographical areas [line items]
Revenue from contracts with customers	1,595,922	828,985	598,341
Non-current assets	6,533,733	6,490,692
Europe and Canada
Disclosure of geographical areas [line items]
Revenue from contracts with customers	645,528	405,641	313,723
Russia/ CIS
Disclosure of geographical areas [line items]
Revenue from contracts with customers	76,835	59,741	68,240
Latin America
Disclosure of geographical areas [line items]
Revenue from contracts with customers	143,456	88,115	75,658
Asia
Disclosure of geographical areas [line items]
Revenue from contracts with customers	165,401	105,411	104,026
Switzerland
Disclosure of geographical areas [line items]
Non-current assets	1,484,238	2,004,907
Other
Disclosure of geographical areas [line items]
Revenue from contracts with customers	71,260	38,315	¥ 30,194
Non-current assets	¥ 1,240,046	¥ 1,481,209